CAPITAL STOCK (Detail Textuals 3) (USD $)	9 Months Ended			0 Months Ended
	Jun. 30, 2014	Dec. 16, 2013 Crede CG III, Ltd	Jun. 30, 2014 Series B Warrants	Jun. 03, 2014 Private Placement	Jul. 08, 2014 Private Placement Subsequent Event	Jun. 03, 2014 Private Placement Minimum	Jun. 03, 2014 Private Placement Maximum	Jun. 30, 2014 Private Placement Series B Warrants Crede CG III, Ltd
Stockholders' Equity Note [Line Items]
Proceeds from issuance of private placement	$ 2,145,956			$ 2,145,956
Sale of common stock (in shares)				312,257	1,500
Share issued (Price per share)				$ 6.87
Warrants issued to placement agent		313,718		312,257	1,500
Percentage of discount to weighted average closing price				5.00%
Share price			$ 7.20			$ 6.93	$ 7.47
Exercise price of warrants				8.25				14.59
Percentage of premium to purchase price				20.00%
Proceeds from issuance of common stock and warrants					$ 10,309
Adjusted exercise price of warrants								14.09
Existing number of warrants								373,529
Number of warrants after adjusting exercise price								386,618
Adjusted exercise price of warrants after dilution								14.06
Increased number of warrants after dilution of additional warrants								387,621